Wireless Licenses, Goodwill and Other Intangible Assets - Composition of Other Intangible Assets, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 24,542	$ 24,105
Accumulated Amortization	(14,767)	(13,858)
Net Amount	9,775	10,247
Customer lists
Finite-Lived Intangible Assets [Line Items]
Gross Amount	3,951	3,621
Accumulated Amortization	(1,121)	(691)
Net Amount	2,830	$ 2,930
Customer lists | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years		8 years
Customer lists | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years		13 years
Non-Network Internal-Use Software
Finite-Lived Intangible Assets [Line Items]
Gross Amount	18,603	$ 18,010
Accumulated Amortization	(12,785)	(12,374)
Net Amount	$ 5,818	5,636
Non-Network Internal-Use Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	3 years
Non-Network Internal-Use Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	7 years
Other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 1,988	2,474
Accumulated Amortization	(861)	(793)
Net Amount	$ 1,127	$ 1,681
Other | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years		2 years
Other | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years		25 years